Fair Value of Pension Plan Assets by Asset Category (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 115,864
Japanese Companies Equity Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	39	¥ 25
Japanese Companies Equity Securities | ORIX JREIT Inc.
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 277	¥ 181
Japanese Government Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets investment allocation in pooled funds	70.00%	70.00%
Japanese Municipal Bonds Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets investment allocation in pooled funds	10.00%	10.00%
Japanese Corporate Bonds Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 23	¥ 46
Pension plan assets investment allocation in pooled funds	20.00%	20.00%
Japanese Corporate Bonds Securities | ORIX JREIT Inc.
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Fair value of pension plan assets	¥ 16	¥ 20